Non-current financial assets	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Non-current financial assets
Note 7. Non-current financial assets

Accounting policies for non current financial assets are described in Note 15 Financial instruments included in the statement of financial position and impact on income.
Detail of non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Security deposits paid
Net book value as of December 31, 2022	291
Additions	16
Decreases	(8)
Reclassification	—
Currency translation adjustments	(1)
Net book value as of December 31, 2023	299
Additions	109
Decreases	(2)
Reclassification	—
Currency translation adjustments	1
Net book value as of December 31, 2024	406